Document and Entity Information	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 24, 2026
Entity Registrant Name	Alkermes plc.
Entity Central Index Key	0001520262
Entity Emerging Growth Company	false
Entity File Number	001-35299
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1007018
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
City Area Code	353
Local Phone Number	1-772-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.01 par value
Trading Symbol	ALKS
Security Exchange Name	NASDAQ
Amendment Description	Alkermes plc (the “Company”) filed a Current Report on Form 8-K on February 25, 2026 (the “Original Form 8-K”), reporting, among other items, that the Company’s board of directors (the “Board”) had appointed Blair C. Jackson, the Company’s then-current Executive Vice President, Chief Operating Officer, to serve as the Company’s Chief Executive Officer (“CEO”), effective August 1, 2026. This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) amends and supplements Item 5.02 of the Original Form 8-K to provide information regarding additional actions taken by the Board in connection with Mr. Jackson’s appointment, including (i) information regarding the compensation awarded to Mr. Jackson, which was not yet determined at the time of filing of the Original Form 8-K and therefore excluded from the Original Form 8-K in reliance on the instructions to Item 5.02, and (ii) Mr. Jackson’s appointment as a director of the Company, effective August 1, 2026. This Form 8-K/A does not amend any other item of the Original Form 8-K.